Cover	Nov. 17, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Post-Effective Amendment No. 2”) to the Registration Statement on Form F-1 (File No. 333-278040) (the “Registration Statement”) is being filed pursuant to our undertaking in the Registration Statement to update and supplement information contained in the Registration Statement, as originally filed on March 18, 2024, and declared effective by the Securities and Exchange Commission (the “SEC”) on March 27, 2024, and as amended by Post-Effective Amendment No. 1, as filed with the SEC on April 29, 2024 and declared effective by the SEC on May 2, 2024, to incorporate by reference the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, as filed with the SEC on April 11, 2025. The Registration Statement originally covered a resale (the “Offering”) by the selling shareholders identified in this prospectus, of up to an aggregate of 1,283,432,000 ordinary shares, nominal value £0.000001 per share (the “Ordinary Shares”), of Biodexa Pharmaceuticals PLC, represented by 12,831 American Depositary Shares (the “Depositary Shares”) consisting of (1) 373,521,200 Ordinary Shares represented by 3,733 Depositary Shares issued in private placement transactions in December 2023, and (2) 909,910,800 Ordinary Shares represented by 9,098 Depositary Shares, issuable upon the exercise of pre-funded warrants issued in such private placements. On July 31, 2025, we effected a ratio change in the number of Ordinary Shares represented by our Depositary Shares from 10,000 Ordinary Shares per Depositary Share to 100,000 Ordinary Shares per Depositary Share. No fractional Depositary Shares were issued. The change in the number of Depositary Shares resulting from the change in ratio has been applied retroactively to all share and per share amounts presented in this prospectus, to the extent applicable. The information included in this filing updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. Accordingly, this Post-Effective Amendment No. 2 concerns only the offer and sale of ordinary shares represented by Depositary Shares issuable from time to time upon exercise of such warrants that remain unexercised. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	20480 180
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Creation Date	Nov. 17, 2025
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi